Share-Based Compensation - Schedule of Outstanding RSUs - Elan (Detail) (Elan [Member], Stock Compensation Plan [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Elan [Member] | Stock Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Outstanding beginning balance	292	229
RSUs, Granted	166	195
RSUs, Vested	(348)	(132)
RSUs, Forfeited	(110)
RSUs, Outstanding ending balance		292
Average Grant-Date Fair Value, RSUs, Outstanding beginning balance	$ 7.67	$ 9.67
Average Grant-Date Fair Value, RSUs, Granted	$ 13.19	$ 6.80
Average Grant-Date Fair Value, RSUs, Vested	$ 9.44	$ 9.85
Average Grant-Date Fair Value, RSUs, Forfeited	$ 10.10
Average Grant-Date Fair Value, RSUs, Outstanding ending balance		$ 7.67